Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 12,758	$ 13,311
Securities mandatorily measured and designated at FVTPL	57,101	52,578
Business and government	123,680	109,555
Residential mortgages	207,531	207,749
Debt securities measured at FVOCI	43,278	35,648
Equity securities designated at FVOCI	591	562
FVO securities purchased under resale agreements	50,523	43,450
Derivative instruments	24,582	21,431
Obligations related to securities sold short	13,543	13,782
Derivative instruments	25,895	20,973
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	438	54
Securities mandatorily measured and designated at FVTPL	57,101	52,578
Business and government	20,877	16,424
Residential mortgages	34	12
Loans mandatorily measured at FVTPL	20,911	16,436
Debt securities measured at FVOCI	43,278	35,648
Equity securities designated at FVOCI	591	562
FVO securities purchased under resale agreements	3,207	3,322
Derivative instruments	24,582	21,431
Total financial assets	150,108	130,031
Deposits and other liabilities	(10,230)	(7,979)
Obligations related to securities sold short	(13,543)	(13,782)
Deposits, obligations related to securities sold short and other liabilities, Total	(23,773)	(21,761)
Derivative instruments	(25,895)	(20,973)
Total financial liabilities	(49,668)	(42,734)
At fair value [member] | Government issued or guaranteed [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	21,936	20,592
Debt securities measured at FVOCI	33,455	27,607
At fair value [member] | Corporate equity [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	27,850	25,354
Equity securities designated at FVOCI	591	562
At fair value [member] | Corporate debt [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	4,728	3,701
Debt securities measured at FVOCI	6,506	4,543
At fair value [member] | Mortgage and asset backed [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,587	2,931
Debt securities measured at FVOCI	3,317	3,498
At fair value [member] | Interest rate derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,793	5,593
Derivative instruments	(8,204)	(6,261)
At fair value [member] | Foreign exchange derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	10,371	9,303
Derivative instruments	(11,620)	(9,335)
At fair value [member] | Credit derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	106	118
Derivative instruments	(143)	(147)
At fair value [member] | Equity derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,378	3,617
Derivative instruments	(4,084)	(3,876)
At fair value [member] | Precious metal derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	320	206
Derivative instruments	(121)	(258)
At fair value [member] | Other commodity derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,614	2,594
Derivative instruments	(1,723)	(1,096)
At fair value [member] | Level 1 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	29,688	29,404
Debt securities measured at FVOCI	1,310	2,844
Equity securities designated at FVOCI	50	42
Derivative instruments	2,505	1,870
Total financial assets	33,553	34,160
Obligations related to securities sold short	(5,735)	(4,443)
Deposits, obligations related to securities sold short and other liabilities, Total	(5,735)	(4,443)
Derivative instruments	(1,990)	(1,976)
Total financial liabilities	(7,725)	(6,419)
At fair value [member] | Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,382	4,264
Debt securities measured at FVOCI	1,310	2,844
At fair value [member] | Level 1 of fair value hierarchy [member] | Corporate equity [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	27,306	25,140
Equity securities designated at FVOCI	50	42
At fair value [member] | Level 1 of fair value hierarchy [member] | Interest rate derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3
Derivative instruments	(2)
At fair value [member] | Level 1 of fair value hierarchy [member] | Equity derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,156	1,727
Derivative instruments	(1,686)	(1,489)
At fair value [member] | Level 1 of fair value hierarchy [member] | Other commodity derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	346	143
Derivative instruments	(302)	(487)
At fair value [member] | Level 2 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	438	54
Securities mandatorily measured and designated at FVTPL	27,183	22,823
Business and government	19,952	15,942
Residential mortgages	34	12
Loans mandatorily measured at FVTPL	19,986	15,954
Debt securities measured at FVOCI	41,968	32,804
Equity securities designated at FVOCI	254	235
FVO securities purchased under resale agreements	3,207	3,322
Derivative instruments	21,706	19,339
Total financial assets	114,742	94,531
Deposits and other liabilities	(9,679)	(7,556)
Obligations related to securities sold short	(7,808)	(9,339)
Deposits, obligations related to securities sold short and other liabilities, Total	(17,487)	(16,895)
Derivative instruments	(23,639)	(18,638)
Total financial liabilities	(41,126)	(35,533)
At fair value [member] | Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	19,554	16,328
Debt securities measured at FVOCI	32,145	24,763
At fair value [member] | Level 2 of fair value hierarchy [member] | Corporate equity [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	538	208
Equity securities designated at FVOCI	254	235
At fair value [member] | Level 2 of fair value hierarchy [member] | Corporate debt [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	4,705	3,675
Debt securities measured at FVOCI	6,506	4,543
At fair value [member] | Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,386	2,612
Debt securities measured at FVOCI	3,317	3,498
At fair value [member] | Level 2 of fair value hierarchy [member] | Interest rate derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,750	5,593
Derivative instruments	(8,189)	(6,152)
At fair value [member] | Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	10,371	9,303
Derivative instruments	(11,620)	(9,335)
At fair value [member] | Level 2 of fair value hierarchy [member] | Credit derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2	3
Derivative instruments	(30)	(16)
At fair value [member] | Level 2 of fair value hierarchy [member] | Equity derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	995	1,783
Derivative instruments	(2,258)	(2,268)
At fair value [member] | Level 2 of fair value hierarchy [member] | Precious metal derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	320	206
Derivative instruments	(121)	(258)
At fair value [member] | Level 2 of fair value hierarchy [member] | Other commodity derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,268	2,451
Derivative instruments	(1,421)	(609)
At fair value [member] | Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	230	351
Business and government	925	482
Loans mandatorily measured at FVTPL	925	482
Equity securities designated at FVOCI	287	285
Derivative instruments	371	222
Total financial assets	1,813	1,340
Deposits and other liabilities	(551)	(423)
Deposits, obligations related to securities sold short and other liabilities, Total	(551)	(423)
Derivative instruments	(266)	(359)
Total financial liabilities	(817)	(782)
At fair value [member] | Level 3 of fair value hierarchy [member] | Corporate equity [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	6	6
Equity securities designated at FVOCI	287	285
At fair value [member] | Level 3 of fair value hierarchy [member] | Corporate debt [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	23	26
At fair value [member] | Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	201	319
At fair value [member] | Level 3 of fair value hierarchy [member] | Interest rate derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	40
Derivative instruments	(13)	(109)
At fair value [member] | Level 3 of fair value hierarchy [member] | Credit derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	104	115
Derivative instruments	(113)	(131)
At fair value [member] | Level 3 of fair value hierarchy [member] | Equity derivatives [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	227	107
Derivative instruments	$ (140)	$ (119)